Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
GRAF INDUSTRIAL CORP.
Schedule of fair value on a recurring basis

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of June 30, 2020 and December 31, 2019 by level within the fair value hierarchy:

June 30, 2020

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account	$117,294,619	$—	$—

December 31, 2019

	Quoted Prices in	Significant Other
	Active Markets	Observable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account	$248,988,147	$—	$—
Warrant liabilities	$—	$—	$32,502,650

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2019 and 2018 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31, 2019

		Significant
	Quoted Prices	Other	Significant
	in Active	Observable	Other
	Markets	Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account	$248,988,147	$—	$—
Warrant liabilities	$—	$—	$32,502,650

December 31, 2018

		Significant
	Quoted Prices	Other	Significant
	in Active	Observable	Other
	Markets	Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account	$244,890,301	$—	$—
Warrant liabilities	$—	$—	$15,136,749